Leases (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($) Integer
Leases [Abstract]
Operating leases units | Integer		2
Operating lease amortization of assets	$ 22,658	$ 66,598
Operating lease amortization of liabilities	$ 18,826	$ 55,102